Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - Credit risk [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Environmental trust funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 60.8	$ 55.5
Trade and other receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	79.5	66.5
Cash and cash equivalent [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 399.7	$ 479.0